Segment Information - Summary of Geographical Information (Details) (6-K) - AUD ($)	6 Months Ended			12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Other	$ 447,756		$ 338,588
Profit/(loss)	(2,647,698)	$ (3,028,861)	(3,123,372)	$ (6,425,604)	$ (5,463,872)	$ (8,403,826)
Business Segments [Member]
Statement Line Items [Line Items]
Sales	586		18,402	25,444	189,254	518,506
Other	447,756		338,588	1,019,769	441,476	344,112
Totals	448,342		356,990	1,045,213	630,730	862,618
Profit/(loss)	(2,647,698)		(3,123,372)	(6,425,604)	(5,463,872)	(8,403,826)
Business Segments [Member] | Australia [Member]
Statement Line Items [Line Items]
Sales				5,247		18,215
Other	447,756		338,588	1,019,769	441,476	344,112
Totals	447,756		338,588	1,025,016	441,476	362,327
Profit/(loss)	(2,418,577)		(1,580,663)	$ (5,791,950)	$ (3,504,098)	$ (7,000,994)
Business Segments [Member] | U.S. [Member]
Statement Line Items [Line Items]
Sales	586		18,402
Other
Totals	586		18,402
Profit/(loss)	$ (229,121)		$ (1,542,709)